Summary of significant accounting policies - Cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Computers, furniture and facilities
Non-cash items
Assets acquired included in supplier payables which did not affect cash	R$ 2,419	R$ 341
Software
Non-cash items
Assets acquired included in supplier payables which did not affect cash	R$ 380